PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment	Depreciation expense is calculated using the
sum-of-the-years’
digits or straight-line method over the estimated useful lives of the related assets as follows:

Machinery and equipment	5-7 years
Satellites	3-5 years
Ground station equipment	5-7 years
Office equipment and furniture	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Depreciation expense is calculated using the
sum-of-the-years’
digits or straight-line method over the estimated useful lives of the related assets as follows:

Machinery and equipment	5-7 years
Satellites	3-5 years
Ground station equipment	5-7 years
Office equipment and furniture	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term

Schedule Of Property Plant And Equipment
The gross carrying amount, accumulated depreciation and net carrying amount of property, plant and equipment, net as of the dates presented were as follows:

(in thousands)	March 31, 2022	December 31, 2021
Machinery and equipment	$7,595	$7,607
Satellites	2,209	2,209
Ground station equipment	1,944	1,944
Office equipment and furniture	2,292	2,239
Computer equipment and software	141	142
Leasehold improvements	8,911	8,533
Construction in process	26,959	23,647

Property, plant and equipment, gross	50,051	46,321
Accumulated depreciation	(11,717)	(10,791)

Property, plant and equipment, net	$38,334	$35,530

The gross carrying amount, accumulated depreciation and net carrying amount of property, plant and equipment, net as of the periods presented were as follows:

	December 31,
(in thousands)	2021	2020
Machinery and equipment	$7,607	$5,742
Satellites	2,209	—
Ground station equipment	1,944	1,331
Office equipment and furniture	2,239	2,106
Computer equipment and software	142	149
Leasehold improvements	8,533	7,391
Construction in process	23,647	10,039

Property, plant and equipment, gross	46,321	26,758
Accumulated depreciation	(10,791)	(7,237)

Property, plant and equipment, net	$35,530	$19,521